Cover	Jun. 15, 2023
Cover [Abstract]
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 15, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0422242
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-36492
Entity Address Address Line 1	8863 E. 34th Street North
Entity Address City Or Town	Wichita
Entity Address State Or Province	KS
Entity Address Postal Zip Code	67226
City Area Code	620
Local Phone Number	325-6363
Security 12b Title	Common Stock
Trading Symbol	UAVS
Security Exchange Name	NYSEAMER